Note 6 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Other Receivables [Table Text Block]
	January 31, 2018	January 31, 2017
Net working capital adjustments receivable from acquisitions	118	565
Other receivables	3,053	3,144
	3,171	3,709